Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Dividends declared (in USD per share)	$ 2.335	$ 2.285	$ 2.230